FORM 24f-2
                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2

1.   Name and  address of issuer:
                  SwissKey Funds, 6 St. James Avenue
                  Boston, MA  02116

2.   Name of each series or class of funds for which this notice is filed:
                  SBC Short-Term World Income Fund
                  SBC World Growth Fund

3.   Investment Company Act File Number:811-6333

     Securities Act File Number:                          33-41091

4.   Last day of fiscal year for which this notice is filed:
             October 31, 1995

5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the
     issuer's 24f-2 declaration:       [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
                  0
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                  0
9.   Number and aggregate sale price of securities sold during the fiscal year:

     Series of Registrant                     Number             Sale Price
     SBC Short-Term World Income Fund         59,313                $549,141
     SBC World Growth Fund                   148,920              $2,383,728

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Series of Registrant                 Number              Sale Price
         SBC Short-Term World Income Fund     59,313                 $549,141
         SBC World Growth Fund               148,920               $2,383,728

Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Series of Registrant                 Number              Sale Price
         SBC Short-Term World Income Fund    113,403               $1,041,045
         SBC World Growth Fund                45,384                 $726,400

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):             $2,932,869

     (ii) Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):          +1,767,445

     (iii)Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):                          -65,186,586

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                        +0

     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)]  (if applicable):        -60,486,272

     (vi) Divisor prescribed by Section 6(b) of the Securities Act of
          1933 or other applicable law or regulation
          (see Instruction C.6):                                          2,900

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:   $      0.00
                                                                   ===========
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [    ]
     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
                  No fee owed

                                        SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)   ___/s/ David Danielson___________

                                    ___Assistant Treasurer___________

         Date     ___December 26, 1995___

                               6 St. James Avenue
                                     Ninth Floor
                             Boston, Massachusetts 02116
                                   (617) 423-0800

                                                               December 26, 1995


SwissKey Funds
6 St. James Avenue, 9th Floor
Boston, Massachusetts 02116

Ladies and Gentlemen:

RE: RULE 24F-2 NOTICE FOR SWISSKEY FUNDS (33-41091) FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995.


This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of shares of beneficial interest par value $0.001 per share) (the "Shares") of SBC Short-Term World Income Fund and SBC World Growth Fund (the "Funds"), two separate seriers of the SwissKey Funds, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Funds for the fiscal year ended October 31, 1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Funds as of the fiscal year ended October 31, 1995 as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Fund's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Funds may under certain circumstances be held personally liable for their respective obligations.


                                                  Very truly yours,

                                                  /s/ Philip Coolidge

                                                  Philip W. Coolidge